UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                     Investment Company Act file number 811-490

                              OPPENHEIMER EQUITY FUND, INC.
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                     (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
            Two World Financial Center, New York, New York 10281-1008
--------------------------------------------------------------------------------
                        (Name and address of agent for service)


             Registrant's telephone number, including area code: (303) 768-3200
                                                                 --------------

                            Date of fiscal year end:  DECEMBER 31
                                                      -----------

          Date of reporting period: JANUARY 1, 2003 - DECEMBER 31, 2003



ITEM 1.  REPORTS TO STOCKHOLDERS.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------


HOW HAS THE FUND PERFORMED? BELOW IS A DISCUSSION BY OPPENHEIMERFUNDS, INC., OF THE FUND'S PERFORMANCE DURING ITS FISCAL YEAR ENDED DECEMBER 31, 2003, FOLLOWED BY A GRAPHICAL COMPARISON OF THE FUND'S PERFORMANCE TO AN APPROPRIATE BROAD-BASED MARKET INDEX.
MANAGEMENT'S DISCUSSION OF PERFORMANCE. Over the 12-month period ended December 31, 2003, the Fund delivered positive returns, performing roughly on a par with its Lipper Large-Cap Core Funds category average. The Fund's performance was driven primarily by the upturn in stock prices that began in March 2003 and continued throughout the remainder of the period, representing a major shift from the downward-trending stock markets of the previous three years.
   Throughout the period, the Fund's investment strategy remained focused on identifying the most attractive individual growth- and value-oriented investments within the Fund's universe, and combining them into a single, diversified portfolio. On the growth side, we emphasized companies producing greater-than-average earnings and revenue growth that we believed were sustainable. This approach enabled us to control some of the risks implicit in growth-oriented stock investing. On the value side, we focused on companies that we believed were well positioned for upturns in various cyclical businesses, and companies that have implemented operational or management changes that we believe offer prospects for improved earnings.
   The Fund achieved its greatest relative performance gains in the areas of consumer staples and health care. Although most consumer staples stocks rose less sharply than the overall market, our individual consumer staples stock selections tended to perform much better than the average. For example, Altria Group, Inc., one of the Fund's holdings, rose significantly on the strength of healthy free cash flow levels and declining legal risks. Our disciplined investment process also identified attractive healthcare investments, particularly among strong-performing biotechnology stocks, such as cancer drug developer Genentech, Inc. and AIDS drug developer Gilead Sciences, Inc.
   On the other hand, our technology and industrial holdings contributed negatively to relative performance, although absolute returns in both sectors were positive. Furthermore, the market's best technology performers were concentrated among the most volatile, lowest investment quality issues while the Fund's investment discipline steered us toward higher quality stocks with what we believe as better long-term fundamentals.
   We added to the Fund's technology holdings as the period progressed, focusing on industry leaders, such as Microsoft Corp. At the same time, we slightly reduced weightings of consumer discretionary and financial holdings as we continued to look for the best available growth-oriented and value-oriented investments. The Fund's portfolio holdings, allocations and strategies are subject to change.


                        6 | OPPENHEIMER EQUITY FUND, INC.

COMPARING THE FUND'S PERFORMANCE TO THE MARKET. The graphs that follow show the performance of a hypothetical $10,000 investment in each class of shares of the Fund held until December 31, 2003. In the case of Class A and B shares, performance is measured over a 10-year period. In the case of Class C shares, performance is measured from inception of the Class on August 29, 1995. In the case of Class N shares, performance is measured from inception of the Class on March 1, 2001. In the case of Class Y shares, performance is measured from inception of the Class on June 1, 1994. The performance information for the S&P 500 Index in the graphs begins on 12/31/93 for Class A and Class B, 8/31/95 for Class C, 2/28/01 for Class N and 5/31/94 for Class Y. The Fund's performance reflects the deduction of the maximum initial sales charge on Class A shares, the applicable contingent deferred sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.
   The Fund's performance is compared to the performance of the S&P 500 Index. The S&P 500 Index is a broad-based index of equity securities widely regarded as a general measurement of the performance of the U.S. equity securities market. Index performance reflects the reinvestment of income but does not consider the effect of transaction costs, and none of the data in the graphs shows the effect of taxes. The Fund's performance reflects the effects of Fund's business and operating expenses. While index comparisons may be useful to provide a benchmark for the Fund's performance, it must be noted that the Fund's investments are not limited to the investments in the index.


                        7 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS A SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Equity Fund, Inc. (Class A)
S&P 500 Index

[LINE CHART]
                   Oppenheimer Equity Fund, Inc. (Class A)      S&P 500 Index
12/31/1993         $ 9,425                                      $10,000
03/31/1994           9,108                                        9,621
06/30/1994           8,607                                        9,662
09/30/1994           9,002                                       10,133
12/31/1994           8,684                                       10,131
03/31/1995           9,308                                       11,117
06/30/1995           9,969                                       12,176
09/30/1995          10,757                                       13,143
12/31/1995          11,300                                       13,934
03/31/1996          11,953                                       14,682
06/30/1996          12,440                                       15,340
09/30/1996          12,794                                       15,814
12/31/1996          13,530                                       17,131
03/31/1997          13,583                                       17,591
06/30/1997          15,322                                       20,660
09/30/1997          16,787                                       22,207
12/31/1997          17,235                                       22,845
03/31/1998          19,068                                       26,029
06/30/1998          19,793                                       26,893
09/30/1998          17,651                                       24,224
12/31/1998          20,882                                       29,378
03/31/1999          21,564                                       30,841
06/30/1999          22,919                                       33,011
09/30/1999          21,769                                       30,955
12/31/1999          24,711                                       35,557
03/31/2000          26,711                                       36,371
06/30/2000          25,832                                       35,405
09/30/2000          26,560                                       35,062
12/31/2000          23,323                                       32,321
03/31/2001          21,184                                       28,491
06/30/2001          21,976                                       30,158
09/30/2001          18,927                                       25,733
12/31/2001          20,889                                       28,482
03/31/2002          20,588                                       28,561
06/30/2002          18,700                                       24,737
09/30/2002          16,551                                       20,466
12/31/2002          17,171                                       22,190
03/31/2003          16,648                                       21,491
06/30/2003          18,943                                       24,798
09/30/2003          19,627                                       25,454
12/31/2003          21,681                                       28,551

AVERAGE ANNUAL TOTAL RETURNS OF CLASS A SHARES OF THE FUND
WITH SALES CHARGE AT 12/31/03
1-Year 19.00%  5-Year -0.43%  10-Year 8.05%  Inception Date 10/2/47



                        8 | OPPENHEIMER EQUITY FUND, INC.

CLASS B SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Equity Fund, Inc. (Class B)
S&P 500 Index

                  Oppenheimer Equity Fund, Inc. (Class B)        S&P 500 Index
12/31/1993        $10,000                                        $10,000
03/31/1994          9,630                                          9,621
06/30/1994          9,090                                          9,662
09/30/1994          9,493                                         10,133
12/31/1994          9,136                                         10,131
03/31/1995          9,766                                         11,117
06/30/1995         10,430                                         12,176
09/30/1995         11,240                                         13,143
12/31/1995         11,788                                         13,934
03/31/1996         12,437                                         14,682
06/30/1996         12,908                                         15,340
09/30/1996         13,253                                         15,814
12/31/1996         14,002                                         17,131
03/31/1997         14,016                                         17,591
06/30/1997         15,781                                         20,660
09/30/1997         17,245                                         22,207
12/31/1997         17,666                                         22,845
03/31/1998         19,528                                         26,029
06/30/1998         20,220                                         26,893
09/30/1998         17,990                                         24,224
12/31/1998         21,244                                         29,378
03/31/1999         21,904                                         30,841
06/30/1999         23,229                                         33,011
09/30/1999         22,003                                         30,955
12/31/1999         24,956                                         35,557
03/31/2000         26,976                                         36,371
06/30/2000         26,088                                         35,405
09/30/2000         26,823                                         35,062
12/31/2000         23,554                                         32,321
03/31/2001         21,394                                         28,491
06/30/2001         22,194                                         30,158
09/30/2001         19,115                                         25,733
12/31/2001         21,096                                         28,482
03/31/2002         20,792                                         28,561
06/30/2002         18,885                                         24,737
09/30/2002         16,715                                         20,466
12/31/2002         17,341                                         22,190
03/31/2003         16,813                                         21,491
06/30/2003         19,131                                         24,798
09/30/2003         19,822                                         25,454
12/31/2003         21,895                                         28,551

AVERAGE ANNUAL TOTAL RETURNS OF CLASS B SHARES OF THE FUND
WITH SALES CHARGE AT 12/31/03
1-Year 20.27%  5-Year -0.42%  Since Inception 8.15%  Inception Date 5/3/93



THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE ON CLASS Y SHARES. SEE PAGE 13 FOR FURTHER DETAILS. GRAPHS ARE NOT DRAWN TO SAME SCALE.



                        9 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS C SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Equity Fund, Inc. (Class C)
S&P 500 Index

              Oppenheimer Equity Fund, Inc. (Class C)    S&P 500 Index
08/29/1995    $10,000                                    $10,000
09/30/1995     10,381                                     10,422
12/31/1995     10,882                                     11,049
03/31/1996     11,473                                     11,642
06/30/1996     11,910                                     12,163
09/30/1996     12,234                                     12,540
12/31/1996     12,915                                     13,584
03/31/1997     12,929                                     13,949
06/30/1997     14,566                                     16,382
09/30/1997     15,914                                     17,609
12/31/1997     16,302                                     18,114
03/31/1998     18,001                                     20,639
06/30/1998     18,651                                     21,324
09/30/1998     16,600                                     19,208
12/31/1998     19,595                                     23,295
03/31/1999     20,188                                     24,455
06/30/1999     21,425                                     26,175
09/30/1999     20,298                                     24,545
12/31/1999     22,999                                     28,194
03/31/2000     24,813                                     28,840
06/30/2000     23,945                                     28,074
09/30/2000     24,564                                     27,802
12/31/2000     21,543                                     25,628
03/31/2001     19,531                                     22,592
06/30/2001     20,214                                     23,913
09/30/2001     17,371                                     20,404
12/31/2001     19,122                                     22,584
03/31/2002     18,825                                     22,647
06/30/2002     17,061                                     19,614
09/30/2002     15,075                                     16,228
12/31/2002     15,595                                     17,595
03/31/2003     15,093                                     17,041
06/30/2003     17,135                                     19,663
09/30/2003     17,692                                     20,183
12/31/2003     19,512                                     22,639

AVERAGE ANNUAL TOTAL RETURNS OF CLASS C SHARES OF THE FUND
WITH SALES CHARGE AT 12/31/03
1-Year 24.12%  5-Year -0.09%  Since Inception 8.35%  Inception Date 8/29/95



                       10 | OPPENHEIMER EQUITY FUND, INC.

CLASS N SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Equity Fund, Inc. (Class N)
S&P 500 Index

              Oppenheimer Equity Fund, Inc. (Class N)      S&P 500 Index
 03/01/2001   $10,000                                      $10,000
 03/31/2001     9,402                                        9,367
 06/30/2001     9,745                                        9,915
 09/30/2001     8,392                                        8,460
 12/31/2001     9,246                                        9,364
 03/31/2002     9,103                                        9,390
 06/30/2002     8,264                                        8,132
 09/30/2002     7,318                                        6,728
 12/31/2002     7,568                                        7,295
 03/31/2003     7,336                                        7,065
 06/30/2003     8,345                                        8,153
 09/30/2003     8,630                                        8,368
 12/31/2003     9,532                                        9,387

AVERAGE ANNUAL TOTAL RETURNS OF CLASS N SHARES OF THE FUND
WITH SALES CHARGE AT 12/31/03
1-Year 24.94%  Since Inception -1.68%  Inception Date 3/1/01


THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE ON CLASS Y SHARES. SEE PAGE 13 FOR FURTHER DETAILS. GRAPHS ARE NOT DRAWN TO SAME SCALE.



                       11 | OPPENHEIMER EQUITY FUND, INC.

FUND PERFORMANCE DISCUSSION
--------------------------------------------------------------------------------

CLASS Y SHARES
COMPARISON OF CHANGE IN VALUE OF $10,000 HYPOTHETICAL INVESTMENTS IN:
Oppenheimer Equity Fund, Inc. (Class Y)
S&P 500 Index

              Oppenheimer Equity Fund, Inc. (Class Y)   S&P 500 Index
06/01/1994    $10,000                                   $10,000
06/30/1994      9,587                                     9,755
09/30/1994     10,036                                    10,231
12/31/1994      9,686                                    10,230
03/31/1995     10,382                                    11,224
06/30/1995     11,123                                    12,294
09/30/1995     12,006                                    13,271
12/31/1995     12,613                                    14,069
03/31/1996     13,331                                    14,824
06/30/1996     13,878                                    15,489
09/30/1996     14,291                                    15,967
12/31/1996     15,121                                    17,297
03/31/1997     15,184                                    17,762
06/30/1997     17,134                                    20,860
09/30/1997     18,776                                    22,422
12/31/1997     19,283                                    23,066
03/31/1998     21,357                                    26,281
06/30/1998     22,174                                    27,154
09/30/1998     19,788                                    24,459
12/31/1998     23,396                                    29,663
03/31/1999     24,164                                    31,140
06/30/1999     25,700                                    33,331
09/30/1999     24,401                                    31,255
12/31/1999     27,731                                    35,902
03/31/2000     29,975                                    36,724
06/30/2000     28,996                                    35,748
09/30/2000     29,835                                    35,402
12/31/2000     26,194                                    32,634
03/31/2001     23,815                                    28,767
06/30/2001     24,704                                    30,450
09/30/2001     21,302                                    25,982
12/31/2001     23,498                                    28,758
03/31/2002     23,159                                    28,838
06/30/2002     21,035                                    24,976
09/30/2002     18,640                                    20,664
12/31/2002     19,317                                    22,405
03/31/2003     18,750                                    21,699
06/30/2003     21,335                                    25,038
09/30/2003     22,105                                    25,700
12/31/2003     24,441                                    28,828

AVERAGE ANNUAL TOTAL RETURNS OF CLASS Y SHARES OF THE FUND AT 12/31/03 1-Year 26.53% 5-Year 0.88% Since Inception 9.77% Inception Date 6/1/94

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH DOES NOT GUARANTEE FUTURE RESULTS. THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT IN THE FUND WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE QUOTED. FOR MORE CURRENT PERFORMANCE DATA, VISIT US AT WWW.OPPENHEIMERFUNDS.COM, OR CALL US AT 1.800 CALL OPP (255.5677). FUND RETURNS INCLUDE CHANGES IN SHARE PRICE, REINVESTED DISTRIBUTIONS, AND THE APPLICABLE SALES CHARGE: FOR CLASS A SHARES, THE CURRENT MAXIMUM INITIAL SALES CHARGE OF 5.75%; FOR CLASS B SHARES, THE CONTINGENT DEFERRED SALES CHARGE OF 5% (1-YEAR) AND 2% (5-YEAR); AND FOR CLASS C AND N SHARES, THE CONTINGENT 1% DEFERRED SALES CHARGE FOR THE 1-YEAR PERIOD. THERE IS NO SALES CHARGE ON CLASS Y SHARES. SEE PAGE 13 FOR FURTHER DETAILS. GRAPHS ARE NOT DRAWN TO SAME SCALE.

                       12 | OPPENHEIMER EQUITY FUND, INC.

NOTES
--------------------------------------------------------------------------------

Total returns and the ending account values in the graphs include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund or any gains you may realize if you sell your shares. Investors should consider the Fund's investment objectives, risks, and other charges and expenses carefully before investing. The Fund's prospectus contains this and other information about the Fund, and may be obtained by asking your financial advisor, calling us at 1.800.CALL OPP (1.800.225.5677) or visit the OppenheimerFunds website at WWW.OPPENHEIMERFUNDS.COM. Read the prospectus carefully before you invest or send money.

CLASS A shares of the Fund were first publicly offered on 10/2/47. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%. The Fund's maximum sales charge for Class A shares was higher prior to 4/1/91, so actual performance may have been lower.

CLASS B shares of the Fund were first publicly offered on 5/3/93. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year) and 2% (5-year). Because Class B shares convert to Class A shares 72 months after purchase, the "since inception" return for Class B uses Class A performance for the period after conversion. Class B shares are subject to an annual 0.75% asset-based sales charge.

CLASS C shares of the Fund were first publicly offered on 8/29/95. Unless otherwise noted, Class C returns include the contingent deferred sales charge of 1% for the 1-year period. Class C shares are subject to an annual 0.75% asset-based sales charge.

CLASS N shares of the Fund were first publicly offered on 3/1/01. Class N shares are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the 1-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

CLASS Y shares of the Fund were first publicly offered on 6/1/94. Class Y shares are offered only to certain institutional investors under special agreements with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of Additional Information.



                       13 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  DECEMBER 31, 2003
--------------------------------------------------------------------------------

                                                                            MARKET VALUE
                                                                 SHARES       SEE NOTE 1
-----------------------------------------------------------------------------------------
 COMMON STOCKS--97.1%
-----------------------------------------------------------------------------------------
 CONSUMER DISCRETIONARY--12.5%
-----------------------------------------------------------------------------------------
 AUTOMOBILES--0.3%
 Harley-Davidson, Inc.                                          175,000   $    8,317,750
-----------------------------------------------------------------------------------------
 HOTELS, RESTAURANTS & LEISURE--1.2%
 McDonald's Corp.                                             1,305,200       32,408,116
-----------------------------------------------------------------------------------------
 INTERNET & CATALOG RETAIL--0.4%
 Amazon.com, Inc. 1                                             100,000        5,264,000
-----------------------------------------------------------------------------------------
 eBay, Inc. 1                                                   100,000        6,459,000
                                                                          ---------------
                                                                              11,723,000

-----------------------------------------------------------------------------------------
 MEDIA--8.1%
 Clear Channel Communications, Inc.                             131,000        6,134,730
-----------------------------------------------------------------------------------------
 Comcast Corp., Cl. A 1                                         280,100        9,206,887
-----------------------------------------------------------------------------------------
 Cox Communications, Inc., Cl. A 1                              349,400       12,036,830
-----------------------------------------------------------------------------------------
 EchoStar Communications Corp., Cl. A 1                         776,300       26,394,200
-----------------------------------------------------------------------------------------
 Liberty Media Corp., Cl. A 1                                 6,999,900       83,228,811
-----------------------------------------------------------------------------------------
 UnitedGlobalCom, Inc., Cl. A 1                               5,803,740       49,215,715
-----------------------------------------------------------------------------------------
 Univision Communications, Inc., Cl. A 1                        892,000       35,403,480
                                                                          ---------------
                                                                             221,620,653

-----------------------------------------------------------------------------------------
 MULTILINE RETAIL--0.7%
 Target Corp.                                                 525,000         20,160,000
-----------------------------------------------------------------------------------------
 SPECIALTY RETAIL--1.2%
 Gap, Inc. (The)                                              360,000          8,355,600
-----------------------------------------------------------------------------------------
 Staples, Inc. 1                                              901,000         24,597,300
                                                                          ---------------
                                                                              32,952,900

-----------------------------------------------------------------------------------------
 TEXTILES, APPAREL & LUXURY GOODS--0.6%
 Nike, Inc., Cl. B                                            235,900         16,149,714
-----------------------------------------------------------------------------------------
 CONSUMER STAPLES--6.7%
-----------------------------------------------------------------------------------------
 BEVERAGES--0.9%
 Constellation Brands, Inc., Cl. A 1                          244,000          8,034,920
-----------------------------------------------------------------------------------------
 PepsiCo, Inc.                                                345,200         16,093,224
                                                                          ---------------
                                                                              24,128,144

-----------------------------------------------------------------------------------------
 FOOD & STAPLES RETAILING--3.1%
 Costco Wholesale Corp. 1                                   1,250,800         46,504,744
-----------------------------------------------------------------------------------------
 Wal-Mart Stores, Inc.                                        602,000         31,936,100
-----------------------------------------------------------------------------------------
 Walgreen Co.                                                 229,700          8,356,486
                                                                          ---------------
                                                                              86,797,330

-----------------------------------------------------------------------------------------
 PERSONAL PRODUCTS--0.5%
 Avon Products, Inc.                                          193,500         13,059,315




                       14 | OPPENHEIMER EQUITY FUND, INC.

                                                                            MARKET VALUE
                                                               SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------
 TOBACCO--2.2%
 Altria Group, Inc.                                         1,129,700     $   61,478,274
-----------------------------------------------------------------------------------------
 ENERGY--4.5%
-----------------------------------------------------------------------------------------
 ENERGY EQUIPMENT & SERVICES--0.8%
 Halliburton Co.                                              641,500         16,679,000
-----------------------------------------------------------------------------------------
 Talisman Energy, Inc.                                         72,400          4,097,840
                                                                          ---------------
                                                                              20,776,840

-----------------------------------------------------------------------------------------
 OIL & GAS--3.7%
 BP plc, ADR                                                1,666,700         82,251,645
-----------------------------------------------------------------------------------------
 LUKOIL, Sponsored ADR                                        115,900         10,790,290
-----------------------------------------------------------------------------------------
 YUKOS, ADR                                                   212,000          8,904,000
                                                                          ---------------
                                                                             101,945,935

-----------------------------------------------------------------------------------------
 FINANCIALS--19.2%
-----------------------------------------------------------------------------------------
 CAPITAL MARKETS--1.2%
 Bank of New York Co., Inc. (The)                           1,034,800         34,272,576
-----------------------------------------------------------------------------------------
 COMMERCIAL BANKS--4.9%
 Bank of America Corp.                                        229,600         18,466,728
-----------------------------------------------------------------------------------------
 FleetBoston Financial Corp.                                1,077,700         47,041,605
-----------------------------------------------------------------------------------------
 SunTrust Banks, Inc.                                         644,000         46,046,000
-----------------------------------------------------------------------------------------
 Wells Fargo & Co.                                            398,300         23,455,887
                                                                          ---------------
                                                                             135,010,220

-----------------------------------------------------------------------------------------
 DIVERSIFIED FINANCIAL SERVICES--7.4%
 American Express Co.                                         531,600         25,639,068
-----------------------------------------------------------------------------------------
 Citigroup, Inc.                                            1,521,566         73,856,814
-----------------------------------------------------------------------------------------
 Franklin Resources, Inc.                                     462,000         24,051,720
-----------------------------------------------------------------------------------------
 Merrill Lynch & Co., Inc.                                    282,700         16,580,355
-----------------------------------------------------------------------------------------
 Morgan Stanley                                             1,102,600         63,807,462
                                                                          ---------------
                                                                             203,935,419

-----------------------------------------------------------------------------------------
 INSURANCE--4.8%
 American International Group, Inc.                           336,000         22,270,080
-----------------------------------------------------------------------------------------
 Chubb Corp.                                                  459,200         31,271,520
-----------------------------------------------------------------------------------------
 Platinum Underwriters Holdings Ltd.                          886,400         26,592,000
-----------------------------------------------------------------------------------------
 Prudential Financial, Inc.                                 1,238,700         51,740,499
                                                                          ---------------
                                                                             131,874,099

-----------------------------------------------------------------------------------------
 THRIFTS & MORTGAGE FINANCE--0.9%
 Radian Group, Inc.                                           479,000         23,351,250




                       15 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                            MARKET VALUE
                                                               SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------
 HEALTH CARE--16.7%
 BIOTECHNOLOGY--7.3%
-----------------------------------------------------------------------------------------
 Amgen, Inc. 1                                              1,108,500     $   68,505,300
-----------------------------------------------------------------------------------------
 Genentech, Inc. 1                                            760,000         71,113,200
-----------------------------------------------------------------------------------------
 Gilead Sciences, Inc. 1                                    1,020,000         59,302,800
-----------------------------------------------------------------------------------------
 Medimmune, Inc. 1                                            145,000          3,683,000
                                                                          ---------------
                                                                             202,604,300

-----------------------------------------------------------------------------------------
 HEALTH CARE EQUIPMENT & SUPPLIES--3.3%
 Boston Scientific Corp. 1                                    772,000         28,378,720
-----------------------------------------------------------------------------------------
 Stryker Corp.                                                335,500         28,520,855
-----------------------------------------------------------------------------------------
 Varian Medical Systems, Inc. 1                               485,300         33,534,230
                                                                          ---------------
                                                                              90,433,805

-----------------------------------------------------------------------------------------
 HEALTH CARE PROVIDERS & SERVICES--1.6%
 Aetna, Inc.                                                  444,500         30,039,310
-----------------------------------------------------------------------------------------
 PacifiCare Health Systems, Inc. 1                            128,800          8,706,880
-----------------------------------------------------------------------------------------
 Service Corp. International 1                                971,200          5,234,768
                                                                          ---------------
                                                                              43,980,958

-----------------------------------------------------------------------------------------
 PHARMACEUTICALS--4.5%
 Eli Lilly & Co.                                              235,000         16,527,550
-----------------------------------------------------------------------------------------
 Pfizer, Inc.                                               1,373,100         48,511,623
-----------------------------------------------------------------------------------------
 Schering-Plough Corp.                                      1,620,100         28,173,539
-----------------------------------------------------------------------------------------
 Teva Pharmaceutical
 Industries Ltd., Sponsored ADR                               522,000         29,602,620
                                                                          ---------------
                                                                             122,815,332

-----------------------------------------------------------------------------------------
 INDUSTRIALS--10.3%
-----------------------------------------------------------------------------------------
 AEROSPACE & DEFENSE--3.9%
 Boeing Co.                                                   683,700         28,811,118
-----------------------------------------------------------------------------------------
 Raytheon Co.                                               2,596,900         78,010,876
                                                                          ---------------
                                                                             106,821,994

-----------------------------------------------------------------------------------------
 COMMERCIAL SERVICES & SUPPLIES--3.3%
 Cendant Corp. 1                                            3,282,100         73,092,367
-----------------------------------------------------------------------------------------
 ChoicePoint, Inc. 1                                          487,200         18,557,448
                                                                          ---------------
                                                                              91,649,815

-----------------------------------------------------------------------------------------
 INDUSTRIAL CONGLOMERATES--3.1%
 General Electric Co.                                       1,608,200         49,822,036
-----------------------------------------------------------------------------------------
 Tyco International Ltd.                                    1,343,700         35,608,050
                                                                          ---------------
                                                                              85,430,086




                       16 | OPPENHEIMER EQUITY FUND, INC.

                                                                            MARKET VALUE
                                                               SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------
 ROAD & RAIL--0.0%
 CNF Transportation, Inc.                                      41,500     $    1,406,850
-----------------------------------------------------------------------------------------
 INFORMATION TECHNOLOGY--17.8%
-----------------------------------------------------------------------------------------
 COMMUNICATIONS EQUIPMENT--2.1%
 Cisco Systems, Inc. 1                                        768,700         18,671,723
-----------------------------------------------------------------------------------------
 QUALCOMM, Inc.                                               392,200         21,151,346
-----------------------------------------------------------------------------------------
 Scientific-Atlanta, Inc.                                     691,700         18,883,410
                                                                          ---------------
                                                                              58,706,479

-----------------------------------------------------------------------------------------
 COMPUTERS & PERIPHERALS--4.6%
 Dell, Inc. 1                                               1,828,000         62,078,880
-----------------------------------------------------------------------------------------
 EMC Corp. 1                                                1,208,600         15,615,112
-----------------------------------------------------------------------------------------
 Hewlett-Packard Co.                                        2,154,100         49,479,677
                                                                          ---------------
                                                                             127,173,669

-----------------------------------------------------------------------------------------
 ELECTRONIC EQUIPMENT & INSTRUMENTS--1.2%
 Flextronics International Ltd. 1                             882,400         13,094,816
-----------------------------------------------------------------------------------------
 Symbol Technologies, Inc.                                    916,000         15,471,240
-----------------------------------------------------------------------------------------
 Thermo Electron Corp. 1                                      155,200          3,911,040
                                                                          ---------------
                                                                              32,477,096

-----------------------------------------------------------------------------------------
 INTERNET SOFTWARE & SERVICES--1.9%
 Yahoo!, Inc. 1                                             1,124,000         50,771,080
-----------------------------------------------------------------------------------------
 SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT--1.7%
 Brooks Automation, Inc. 1                                    305,000          7,371,850
-----------------------------------------------------------------------------------------
 Intel Corp.                                                  966,800         31,130,960
-----------------------------------------------------------------------------------------
 Texas Instruments, Inc.                                      300,000          8,814,000
                                                                          ---------------
                                                                              47,316,810

-----------------------------------------------------------------------------------------
 SOFTWARE--6.3%
 Compuware Corp. 1                                          2,638,500         15,936,540
-----------------------------------------------------------------------------------------
 Microsoft Corp.                                            2,383,000         65,627,820
-----------------------------------------------------------------------------------------
 Oracle Corp. 1                                             2,480,000         32,736,000
-----------------------------------------------------------------------------------------
 Symantec Corp. 1                                           1,086,100         37,633,365
-----------------------------------------------------------------------------------------
 Veritas Software Corp. 1                                     573,000         21,292,680
                                                                          ---------------
                                                                             173,226,405

-----------------------------------------------------------------------------------------
 MATERIALS--3.5%
-----------------------------------------------------------------------------------------
 CHEMICALS--1.6%
 Dow Chemical Co.                                             814,200         33,846,294
-----------------------------------------------------------------------------------------
 IMC Global, Inc.                                             866,800          8,607,324
                                                                          ---------------
                                                                              42,453,618




                       17 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF INVESTMENTS  CONTINUED
--------------------------------------------------------------------------------

                                                                            MARKET VALUE
                                                               SHARES         SEE NOTE 1
-----------------------------------------------------------------------------------------
 CONTAINERS & PACKAGING--0.3%
 Smurfit-Stone Container Corp.                                458,300     $    8,510,631
-----------------------------------------------------------------------------------------
 PAPER & FOREST PRODUCTS--1.6%
 Boise Cascade Corp.                                          334,521         10,992,360
-----------------------------------------------------------------------------------------
 Bowater, Inc.                                                212,600          9,845,506
-----------------------------------------------------------------------------------------
 Sappi Ltd., Sponsored ADR                                  1,747,300         23,885,591
                                                                          ---------------
                                                                              44,723,457

-----------------------------------------------------------------------------------------
 TELECOMMUNICATION SERVICES--3.0%
-----------------------------------------------------------------------------------------
 DIVERSIFIED TELECOMMUNICATION SERVICES--1.7%
 IDT Corp., Cl. B 1                                         1,335,750         30,895,898
-----------------------------------------------------------------------------------------
 Verizon Communications, Inc.                                 436,800         15,322,944
                                                                          ---------------
                                                                              46,218,842

-----------------------------------------------------------------------------------------
 WIRELESS TELECOMMUNICATION SERVICES--1.3%
 AT&T Corp.                                                   773,300         15,697,990
-----------------------------------------------------------------------------------------
 Vodafone Group plc, Sponsored ADR                            866,500         21,697,160
                                                                          ---------------
                                                                              37,395,150

-----------------------------------------------------------------------------------------
 UTILITIES--2.9%
-----------------------------------------------------------------------------------------
 ELECTRIC UTILITIES--2.3%
 AES Corp. (The) 1                                          3,654,300         34,496,592
-----------------------------------------------------------------------------------------
 Dominion Resources, Inc.                                     199,700         12,746,851
-----------------------------------------------------------------------------------------
 PG&E Corp. 1                                                 597,500         16,592,575
                                                                          ---------------
                                                                              63,836,018

-----------------------------------------------------------------------------------------
 GAS UTILITIES--0.1%
 Kinder Morgan, Inc.                                           66,100          3,906,510
-----------------------------------------------------------------------------------------
 MULTI-UTILITIES & UNREGULATED POWER--0.5%
 Equitable Resources, Inc.                                    317,800         13,639,975
                                                                          ---------------
 Total Common Stocks (Cost $2,196,614,036)                                 2,675,460,415

-----------------------------------------------------------------------------------------
 OTHER SECURITIES--2.1%
-----------------------------------------------------------------------------------------
 Nasdaq-100 Unit Investment Trust
 (Cost $39,298,064)                                         1,588,900         57,931,294






                       18 | OPPENHEIMER EQUITY FUND, INC.

                                                            PRINCIPAL       MARKET VALUE
                                                               AMOUNT         SEE NOTE 1
-----------------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS--0.5%
-----------------------------------------------------------------------------------------
 Undivided interest of 7.25% in joint repurchase agreement
 (Principal Amount/Market Value $190,001,000, with a maturity value of $190,009,444) with Banc One Capital Markets, Inc.,
 0.80%, dated 12/31/03, to be repurchased at $13,772,612
 on 1/2/04, collateralized by U.S. Treasury Bonds, 4.25%,
 11/30/13, with a value of $194,000,862
 (Cost $13,772,000)                                       $13,772,000     $   13,772,000

-----------------------------------------------------------------------------------------
 TOTAL INVESTMENTS, AT VALUE (COST $2,249,684,100)               99.7%     2,747,163,709
-----------------------------------------------------------------------------------------
 OTHER ASSETS NET OF LIABILITIES                                  0.3          8,543,983
                                                          -------------------------------
 NET ASSETS                                                     100.0%    $2,755,707,692
                                                          ===============================



 FOOTNOTE TO STATEMENT OF INVESTMENTS
 1. Non-income producing security.
 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.



                       19 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF ASSETS AND LIABILITIES  DECEMBER 31, 2003
--------------------------------------------------------------------------------

-------------------------------------------------------------------------------
 ASSETS
-------------------------------------------------------------------------------
 Investments, at value (cost $2,249,684,100)--
 see accompanying statement                                     $2,747,163,709
-------------------------------------------------------------------------------
 Cash                                                                1,917,506
-------------------------------------------------------------------------------
 Receivables and other assets:
 Investments sold                                                   17,594,627
 Interest and dividends                                              3,244,287
 Shares of capital stock sold                                          369,045
 Other                                                                  38,365
                                                                ---------------
 Total assets                                                    2,770,327,539

-------------------------------------------------------------------------------
 LIABILITIES
-------------------------------------------------------------------------------
 Payables and other liabilities:
 Investments purchased                                               7,096,658
 Shares of capital stock redeemed                                    5,353,471
 Distribution and service plan fees                                  1,424,769
 Transfer and shareholder servicing agent fees                         384,228
 Shareholder reports                                                   233,652
 Directors' compensation                                                11,112
 Other                                                                 115,957
                                                                ---------------
 Total liabilities                                                  14,619,847

-------------------------------------------------------------------------------
 NET ASSETS                                                     $2,755,707,692
                                                                ===============

-------------------------------------------------------------------------------
 COMPOSITION OF NET ASSETS
-------------------------------------------------------------------------------
 Par value of shares of capital stock                           $   25,676,865
-------------------------------------------------------------------------------
 Additional paid-in capital                                      2,223,209,168
-------------------------------------------------------------------------------
 Accumulated net investment income                                   1,183,114
-------------------------------------------------------------------------------
 Accumulated net realized gain on investments                        8,158,936
-------------------------------------------------------------------------------
 Net unrealized appreciation on investments                        497,479,609
                                                                ---------------
 NET ASSETS                                                     $2,755,707,692
                                                                ===============




                       20 | OPPENHEIMER EQUITY FUND, INC.

--------------------------------------------------------------------------------
 NET ASSET VALUE PER SHARE
--------------------------------------------------------------------------------
 Class A Shares:
 Net asset value and redemption price per share (based on net assets of
 $2,283,036,206 and 211,937,410 shares of capital stock outstanding)      $10.77
 Maximum offering price per share (net asset value plus sales charge
 of 5.75% of offering price)                                              $11.43
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $327,808,792 and 31,198,891 shares of capital stock
 outstanding)                                                             $10.51
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $75,619,980 and 7,195,115 shares of capital stock
 outstanding)                                                             $10.51
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes applicable contingent deferred sales charge) and offering price per share (based on net assets of $13,144,828 and 1,231,201 shares of capital stock
 outstanding)                                                             $10.68
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering price per share (based on net assets of $56,097,886 and 5,206,035 shares of capital stock
 outstanding)                                                             $10.78



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                       21 | OPPENHEIMER EQUITY FUND, INC.

STATEMENT OF OPERATIONS  FOR THE YEAR ENDED DECEMBER 31, 2003
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
 INVESTMENT INCOME
------------------------------------------------------------------------------
 Dividends (net of foreign withholding taxes of $316,935)        $ 25,361,981
------------------------------------------------------------------------------
 Interest                                                           1,839,763
                                                                 -------------
 Total investment income                                           27,201,744

------------------------------------------------------------------------------
 EXPENSES
------------------------------------------------------------------------------
 Management fees                                                   13,118,248
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                            4,171,844
 Class B                                                            3,150,821
 Class C                                                              667,029
 Class N                                                               45,186
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            3,329,012
 Class B                                                              905,851
 Class C                                                              198,743
 Class N                                                               25,926
 Class Y                                                              141,886
------------------------------------------------------------------------------
 Directors' compensation                                               60,234
------------------------------------------------------------------------------
 Custodian fees and expenses                                            2,271
------------------------------------------------------------------------------
 Other                                                                277,444
                                                                 -------------
 Total expenses                                                    26,094,495
 Less reduction to custodian expenses                                  (2,271)
 Less voluntary waiver of transfer and shareholder
 service agent fees--Class A                                          (54,587)
 Less voluntary waiver of transfer and shareholder
 service agent fees--Class B                                          (14,954)
 Less voluntary waiver of transfer and shareholder
 service agent fees--Class C                                           (2,539)
 Less voluntary waiver of transfer and shareholder
 service agent fees--Class N                                             (205)
 Less voluntary waiver of transfer and shareholder
 service agent fees--Class Y                                           (1,309)
                                                                 -------------
 Net expenses                                                      26,018,630

------------------------------------------------------------------------------
 NET INVESTMENT INCOME                                              1,183,114

------------------------------------------------------------------------------
 REALIZED AND UNREALIZED GAIN
------------------------------------------------------------------------------
 Net realized gain on:
 Investments (including premiums on  options exercised)           210,046,432
 Closing and expiration of option contracts written                     1,586
                                                                 -------------
 Net realized gain                                                210,048,018
------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments             372,135,327

------------------------------------------------------------------------------
 NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS            $583,366,459
                                                                 =============




 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                       22 | OPPENHEIMER EQUITY FUND, INC.

STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------


 YEAR ENDED DECEMBER 31,                                                      2003             2002
----------------------------------------------------------------------------------------------------
 OPERATIONS
----------------------------------------------------------------------------------------------------
 Net investment income                                              $    1,183,114   $    3,888,345
----------------------------------------------------------------------------------------------------
 Net realized gain (loss)                                              210,048,018     (166,910,183)
----------------------------------------------------------------------------------------------------
 Net change in unrealized appreciation                                 372,135,327     (418,167,557)
                                                                    --------------------------------
 Net increase (decrease) in net assets resulting from operations       583,366,459     (581,189,395)

----------------------------------------------------------------------------------------------------
 DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS
----------------------------------------------------------------------------------------------------
 Dividends from net investment income:
 Class A                                                                        --       (4,416,495)
 Class B                                                                        --               --
 Class C                                                                        --               --
 Class N                                                                        --               --
 Class Y                                                                        --         (150,710)

----------------------------------------------------------------------------------------------------
 CAPITAL STOCK TRANSACTIONS
----------------------------------------------------------------------------------------------------
 Net increase (decrease) in net assets resulting from capital stock transactions:
 Class A                                                              (134,441,367)    (266,363,910)
 Class B                                                               (76,678,956)    (142,820,787)
 Class C                                                                (2,128,195)     (11,675,631)
 Class N                                                                 6,552,345        3,583,776
 Class Y                                                                 1,440,082        3,271,274

----------------------------------------------------------------------------------------------------
 NET ASSETS
----------------------------------------------------------------------------------------------------
 Total increase (decrease)                                             378,110,368     (999,761,878)
----------------------------------------------------------------------------------------------------
 Beginning of period                                                 2,377,597,324    3,377,359,202
                                                                    --------------------------------
 End of period [including accumulated net investment
 income of $1,183,114 for the year ended December 31, 2003]         $2,755,707,692   $2,377,597,324
                                                                    ================================



 SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.




                       23 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

 CLASS A           YEAR ENDED DECEMBER 31                2003             2002            2001            2000           1999
--------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $ 8.53           $10.40          $11.78          $13.25         $12.23
--------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .02              .03             .08             .15            .14
 Net realized and unrealized gain (loss)                 2.22            (1.88)          (1.31)           (.84)          2.01
                                                       -------------------------------------------------------------------------
 Total from investment operations                        2.24            (1.85)          (1.23)           (.69)          2.15
--------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --             (.02)           (.11)           (.15)          (.12)
 Distributions from net realized gain                      --               --            (.04)           (.63)         (1.01)
                                                       -------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                             --             (.02)           (.15)           (.78)         (1.13)
--------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.77           $ 8.53          $10.40          $11.78         $13.25
                                                       =========================================================================

--------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     26.26%          (17.80)%        (10.43)%         (5.62)%        18.34%
--------------------------------------------------------------------------------------------------------------------------------

 RATIOS/SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)          $2,283,036       $1,933,397      $2,665,614      $3,161,399     $3,157,204
--------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                 $2,035,816       $2,255,746      $2,847,999      $3,382,139     $2,756,760
--------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   0.19%            0.29%           0.66%           1.17%          1.12%
 Total Expenses                                          0.90% 3,4        0.96% 3         0.90% 3         0.87% 3        0.87% 3
--------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  108%              95%            116%             61%            34%


1. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       24 | OPPENHEIMER EQUITY FUND, INC.

 CLASS B          YEAR ENDED DECEMBER 31                 2003             2002            2001            2000          1999
-------------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $ 8.39           $10.30          $11.65          $13.10        $12.10
-------------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.08)            (.05)           (.01)            .05           .04
 Net realized and unrealized gain (loss)                 2.20            (1.86)          (1.29)           (.84)         1.98
                                                       ------------------------------------------------------------------------
 Total from investment operations                        2.12            (1.91)          (1.30)           (.79)         2.02
-------------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --               --            (.01)           (.03)         (.01)
 Distributions from net realized gain                      --               --            (.04)           (.63)        (1.01)
                                                       ------------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                             --               --            (.05)           (.66)        (1.02)
-------------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.51           $ 8.39          $10.30          $11.65        $13.10
                                                       ========================================================================

-------------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     25.27%          (18.54)%        (11.15)%         (6.36)%       17.37%
-------------------------------------------------------------------------------------------------------------------------------


-------------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-------------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)            $327,809         $334,345        $570,715        $800,063    $1,152,235
-------------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                   $315,065         $430,844        $658,336        $964,967    $1,196,118
-------------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                           (0.73)%          (0.55)%         (0.13)%          0.37%         0.32%
 Total Expenses                                          1.83% 3,4        1.80% 3         1.69% 3         1.66% 3       1.67% 3
-------------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  108%              95%            116%             61%           34%


1. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       25 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------

 CLASS C           YEAR ENDED DECEMBER 31                2003          2002            2001           2000           1999
----------------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $ 8.40        $10.30          $11.67         $13.13         $12.13
----------------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                            (.07)         (.06)           (.01)           .04            .04
 Net realized and unrealized gain (loss)                 2.18         (1.84)          (1.30)          (.82)          1.98
                                                       ---------------------------------------------------------------------
 Total from investment operations                        2.11         (1.90)          (1.31)          (.78)          2.02
----------------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --            --            (.02)          (.05)          (.02)
 Distributions from net realized gain                      --            --            (.04)          (.63)         (1.00)
                                                       ---------------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                             --            --            (.06)          (.68)         (1.02)
----------------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.51        $ 8.40          $10.30         $11.67         $13.13
                                                       =====================================================================

----------------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     25.12%       (18.45)%        (11.24)%        (6.33)%        17.37%
----------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)             $75,620       $62,561         $90,440       $108,522        $75,886
----------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $66,739       $74,785         $98,104       $ 97,172        $66,185
----------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income (loss)                           (0.74)%       (0.56)%         (0.13)%         0.37%          0.31%
 Total Expenses                                          1.84% 3,4     1.81% 3         1.69% 3        1.67% 3        1.68% 3
----------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  108%           95%            116%            61%            34%


1. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       26 | OPPENHEIMER EQUITY FUND, INC.

 CLASS N          YEAR ENDED DECEMBER 31                   2003           2002        2001 1
----------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
----------------------------------------------------------------------------------------------
 Net asset value, beginning of period                    $ 8.48         $10.36        $11.38
----------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                       -- 2          .07           .02
 Net realized and unrealized gain (loss)                   2.20          (1.95)         (.88)
                                                         -------------------------------------
 Total from investment operations                          2.20          (1.88)         (.86)
----------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                        --             --          (.12)
 Distributions from net realized gain                        --             --          (.04)
                                                         -------------------------------------
 Total dividends and/or
 distributions to shareholders                               --             --          (.16)
----------------------------------------------------------------------------------------------
 Net asset value, end of period                          $10.68         $ 8.48        $10.36
                                                         =====================================

----------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 3                       25.94%        (18.15)%       (7.54)%
----------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
----------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)               $13,145         $4,278        $1,368
----------------------------------------------------------------------------------------------
 Average net assets (in thousands)                      $ 9,062         $3,519        $  593
----------------------------------------------------------------------------------------------
 Ratios to average net assets: 4
 Net investment income (loss)                             (0.20)%        (0.10)%        0.20%
 Expenses                                                  1.33% 5,6      1.30% 5       1.23% 5
----------------------------------------------------------------------------------------------
 Portfolio turnover rate                                    108%            95%          116%


1. For the period from March 1, 2001 (inception of offering) to December 31,
2001.
2. Less than $0.005 per share.
3. Assumes an investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
4. Annualized for periods of less than one full year.
5. Reduction to custodian expenses less than 0.01%.
6. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       27 | OPPENHEIMER EQUITY FUND, INC.

FINANCIAL HIGHLIGHTS  CONTINUED
--------------------------------------------------------------------------------



 CLASS Y          YEAR ENDED DECEMBER 31                 2003          2002          2001           2000         1999
-----------------------------------------------------------------------------------------------------------------------
 PER SHARE OPERATING DATA
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, beginning of period                  $ 8.52        $10.40        $11.78         $13.26       $12.24
-----------------------------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income                                    .03           .03           .09            .17          .17
 Net realized and unrealized gain (loss)                 2.23         (1.88)        (1.31)          (.84)        2.00
                                                       ----------------------------------------------------------------
 Total from investment operations                        2.26         (1.85)        (1.22)          (.67)        2.17
-----------------------------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Dividends from net investment income                      --          (.03)         (.12)          (.18)        (.14)
 Distributions from net realized gain                      --            --          (.04)          (.63)       (1.01)
                                                       ----------------------------------------------------------------
 Total dividends and/or
 distributions to shareholders                             --          (.03)         (.16)          (.81)       (1.15)
-----------------------------------------------------------------------------------------------------------------------
 Net asset value, end of period                        $10.78         $8.52        $10.40         $11.78       $13.26
                                                       ================================================================

-----------------------------------------------------------------------------------------------------------------------
 TOTAL RETURN, AT NET ASSET VALUE 1                     26.53%       (17.79)%      (10.29)%        (5.54)%      18.53%
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
 RATIOS/SUPPLEMENTAL DATA
-----------------------------------------------------------------------------------------------------------------------
 Net assets, end of period (in thousands)             $56,098       $43,016       $49,223        $55,685      $52,442
-----------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                    $48,017       $45,669       $50,147        $57,358      $47,152
-----------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 2
 Net investment income                                   0.27%         0.36%         0.80%          1.29%        1.32%
 Total Expenses                                          0.84%         0.97%         0.80%          0.75%        0.67%
 Expenses after expense reimbursement or fee
 waiver and reduction to custodian expenses               N/A 3,4      0.88% 3       0.76% 3         N/A% 3       N/A 3
-----------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                  108%           95%          116%            61%          34%


1. Assumes a investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Sales charges are not reflected in the total returns. Total returns are not annualized for periods less than one full year. Returns do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
2. Annualized for periods of less than one full year.
3. Reduction to custodian expenses less than 0.01%.
4. Voluntary waiver of transfer agent fees less than 0.01%.

SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


                       28 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES
 Oppenheimer Equity Fund, Inc. (the Fund), formerly Oppenheimer Total Return Fund, Inc., is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment objective is to seek a high total return. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares. Class A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans. Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical rights and voting privileges with respect to the Fund in general and exclusive voting rights on matters that affect that class alone. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 SECURITIES VALUATION. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing bid and asked prices, and if not, at the closing bid price. Securities (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Directors, or at their fair value. Securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective foreign exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 FOREIGN CURRENCY TRANSLATION. The Fund's accounting records are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.





                       29 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
    The effect of changes in foreign currency exchange rates on investments is separately identified from the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund's Statement of Operations.

--------------------------------------------------------------------------------
 JOINT REPURCHASE AGREEMENTS. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated funds advised by the Manager, may transfer uninvested cash balances into joint trading accounts on a daily basis. Secured by U.S. government securities, these balances are invested in one or more repurchase agreements. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. In the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

--------------------------------------------------------------------------------
 ALLOCATION OF INCOME, EXPENSES, GAINS AND LOSSES. Income, expenses (other than those attributable to a specific class), gains and losses are allocated on a daily basis to each class of shares based upon the relative proportion0 of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 FEDERAL TAXES. The Fund intends to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its investment company taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders, therefore, no federal income or excise tax provision is required.

 The tax components of capital shown in the table below represent distribution requirements the Fund must satisfy under the income tax regulations, losses the Fund may be able to offset against income and gains realized in future years and unrealized appreciation or depreciation of securities and other investments for federal income tax purposes.
                                                                 NET UNREALIZED
                                                                    APPRECIATION
                                                                   BASED ON COST
                                                               OF SECURITIES AND
         UNDISTRIBUTED     UNDISTRIBUTED       ACCUMULATED     OTHER INVESTMENTS
         NET INVESTMENT        LONG-TERM              LOSS    FOR FEDERAL INCOME
         INCOME                     GAIN    CARRYFORWARD 1          TAX PURPOSES
         -----------------------------------------------------------------------
         $1,183,114          $19,160,457              $--           $486,455,725

 1. During the fiscal year December 31, 2003, the Fund utilized $150,049,728 of capital loss carryforward to offset capital gains realized in that fiscal year. During the fiscal year December 31, 2002, the Fund did not utilize any capital loss carryforwards.

 Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the fiscal year from net investment income or net realized gains may differ from their


                       30 | OPPENHEIMER EQUITY FUND, INC.

 ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized gain was recorded by the Fund. Accordingly, the following amounts have been reclassified for December 31, 2003. Net assets of the Fund were unaffected by the reclassifications.
                                        REDUCTION TO
                                     ACCUMULATED NET
                 INCREASE TO        REALIZED GAIN ON
                 PAID-IN CAPITAL       INVESTMENTS 2
                 -----------------------------------
                 $1,685,222               $1,685,222

 2. $1,685,222, all of which was long-term capital gain, was distributed in connection with Fund share redemptions.

 The tax character of distributions paid during the years ended December 31, 2003 and December 31, 2002 was as follows:

                                          YEAR ENDED           YEAR ENDED
                                   DECEMBER 31, 2003    DECEMBER 31, 2002
                 --------------------------------------------------------
                 Distributions paid from:
                 Ordinary income                 $--          $ 4,567,205

 The aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2003 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses or tax realization of financial statement unrealized gain or loss.

                 Federal tax cost of securities     $2,260,707,985
                                                    ==============

                 Gross unrealized appreciation      $  513,766,476
                 Gross unrealized depreciation         (27,310,751)
                                                    --------------
                 Net unrealized appreciation        $  486,455,725
                                                    ==============

--------------------------------------------------------------------------------
 DIRECTORS' COMPENSATION. The Board of Directors has adopted a deferred compensation plan for independent directors that enables directors to elect to defer receipt of all or a portion of the annual compensation they are entitled to receive from the Fund. Under the plan, deferred amounts are treated as though equal dollar amounts had been invested in shares of the Fund or are invested in other Oppenheimer funds selected by the Director. Deferral of directors' fees under the plan will not affect the net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance to the Plan.

--------------------------------------------------------------------------------
 DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date. Income and capital gain distributions, if any, are declared and paid annually.





                       31 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 1. SIGNIFICANT ACCOUNTING POLICIES Continued
 INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date or upon ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 EXPENSE OFFSET ARRANGEMENT. The reduction of custodian fees, if applicable, represents earnings on cash balances maintained by the Fund.

--------------------------------------------------------------------------------
 SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.


--------------------------------------------------------------------------------
 2. SHARES OF CAPITAL STOCK
 The Fund has authorized 860 million shares of $0.10 par value capital stock of each class. Transactions in shares of capital stock were as follows:

                                   YEAR ENDED DECEMBER 31, 2003           YEAR ENDED DECEMBER 31, 2002
                                     SHARES              AMOUNT         SHARES                  AMOUNT
-------------------------------------------------------------------------------------------------------
 CLASS A
 Sold                            20,449,892       $ 188,695,747        22,175,353        $ 207,161,497
 Dividends and/or
 distributions reinvested                --                  --           444,406            3,849,088
 Redeemed                       (35,293,800)       (323,137,114)      (52,218,777)        (477,374,495)
                                -----------------------------------------------------------------------
 Net decrease                   (14,843,908)      $(134,441,367)      (29,599,018)       $(266,363,910)
                                =======================================================================

-------------------------------------------------------------------------------------------------------
 CLASS B
 Sold                             4,590,172       $  41,405,318         5,343,932        $  48,517,132
 Dividends and/or
 distributions reinvested                --                  --                --                   --
 Redeemed                       (13,232,547)       (118,084,274)      (20,918,007)        (191,337,919)
                                -----------------------------------------------------------------------
 Net decrease                    (8,642,375)      $ (76,678,956)      (15,574,075)       $(142,820,787)
                                =======================================================================

-------------------------------------------------------------------------------------------------------
 CLASS C
 Sold                             1,535,791       $  13,957,999         1,449,622        $  13,177,118
 Dividends and/or
 distributions reinvested                --                  --                --                   --
 Redeemed                        (1,792,314)        (16,086,194)       (2,775,302)         (24,852,749)
                                -----------------------------------------------------------------------
 Net decrease                      (256,523)      $  (2,128,195)       (1,325,680)       $ (11,675,631)
                                =======================================================================



                       32 | OPPENHEIMER EQUITY FUND, INC.

                                  YEAR ENDED DECEMBER 31, 2003        YEAR ENDED DECEMBER 31, 2002
                                     SHARES             AMOUNT         SHARES               AMOUNT
---------------------------------------------------------------------------------------------------
 CLASS N
 Sold                               947,369      $  8,583,119         470,552         $  4,446,707
 Dividends and/or
 distributions reinvested                --                --              --                   --
 Redeemed                          (220,379)       (2,030,774)        (98,380)            (862,931)
                                 ------------------------------------------------------------------
 Net increase                       726,990      $  6,552,345         372,172         $  3,583,776
                                 ==================================================================

---------------------------------------------------------------------------------------------------
 CLASS Y
 Sold                             1,816,349      $ 16,988,240       2,039,450         $ 19,215,691
 Dividends and/or
 distributions reinvested                --                --          17,423              150,709
 Redeemed                        (1,658,040)      (15,548,158)     (1,743,210)         (16,095,126)
                                 ------------------------------------------------------------------
 Net increase                       158,309      $  1,440,082         313,663         $  3,271,274
                                 ==================================================================


--------------------------------------------------------------------------------
 3. PURCHASES AND SALES OF SECURITIES
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the year ended December 31, 2003, were $2,568,374,662 and $2,647,198,628, respectively.


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES
 MANAGEMENT FEES. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund which provides for a fee at an annual rate of 0.75% of the first $100 million of average annual net assets of the Fund, 0.70% of the next $100 million, 0.65% of the next $100 million, 0.60% of the next $100 million, 0.55% of the next $100 million and 0.50% of average annual net assets in excess of $500 million.

--------------------------------------------------------------------------------
 TRANSFER AGENT FEES. OppenheimerFunds Services (OFS), a division of the Manager, acts as the transfer and shareholder servicing agent for the Fund. The Fund pays OFS a per account fee. For the year ended December 31, 2003, the Fund paid $4,453,589 to OFS for services to the Fund.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more. The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLAN (12B-1) FEES. Under its General Distributor's Agreement with the Fund, OppenheimerFunds Distributor, Inc. (the Distributor) acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares.






                       33 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES Continued
 SERVICE PLAN FOR CLASS A SHARES. The Fund has adopted a Service Plan for Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions for personal services and account maintenance services they provide for their customers who hold Class A shares. Any unreimbursed expenses the Distributor incurs with respect to Class A shares in any fiscal year cannot be recovered in subsequent years. Fees incurred by the Fund under the plan are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 DISTRIBUTION AND SERVICE PLANS FOR CLASS B, CLASS C AND CLASS N SHARES. The Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to compensate the Distributor for its services in connection with the distribution of these shares and servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% per year on Class B shares and on Class C shares and 0.25% per year on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan. If either the Class B, Class C or Class N plan is terminated by the Fund or by the shareholders of a class, the Board of Directors and its independent directors must determine whether the Distributor shall be entitled to payment from the Fund of all or a portion of the service fee and/or asset-based sales charge in respect to shares sold prior to the effective date of such termination. The Distributor's aggregate uncompensated expenses under the plan at December 31, 2003 for Class C and Class N shares was $1,750,102 and $247,685, respectively. Fees incurred by the Fund under the plans are detailed in the Statement of Operations.

--------------------------------------------------------------------------------
 SALES CHARGES. Front-end sales charges and contingent deferred sales charges
 (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. The sales charges retained by the Distributor from the sale of shares and the CDSC retained by the Distributor on the redemption of shares is shown in the table below for the period indicated.

                                         CLASS A           CLASS B           CLASS C           CLASS N
                                      CONTINGENT        CONTINGENT        CONTINGENT        CONTINGENT
                       CLASS A    DEFERRED SALES    DEFERRED SALES    DEFERRED SALES    DEFERRED SALES
               FRONT-END SALES           CHARGES           CHARGES           CHARGES           CHARGES
              CHARGES RETAINED       RETAINED BY       RETAINED BY       RETAINED BY       RETAINED BY
 YEAR ENDED     BY DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR       DISTRIBUTOR
------------------------------------------------------------------------------------------------------
 December 31, 2003    $427,755            $9,692          $747,803            $7,395           $21,009



                       34 | OPPENHEIMER EQUITY FUND, INC.

--------------------------------------------------------------------------------
 5. OPTION ACTIVITY
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note to the Statement of Investments. Options written are reported as a liability in the Statement of Assets and Liabilities. Realized gains and losses are reported in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the year ended December 31, 2003 was as follows:

                                                CALL OPTIONS
                                   --------------------------
                                   NUMBER OF       AMOUNT OF
                                   CONTRACTS        PREMIUMS
-------------------------------------------------------------
 Options outstanding as of
 December 31, 2002                      8,937      $ 429,832
 Options written                           --             --
 Options closed or expired                (33)        (1,586)
 Options exercised                     (8,904)      (428,246)
                                   --------------------------
 Options outstanding as of
 December 31, 2003                         --      $      --
                                   ==========================




                       35 | OPPENHEIMER EQUITY FUND, INC.

NOTES TO FINANCIAL STATEMENTS  CONTINUED
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
 6. BORROWING AND LENDING ARRANGEMENTS
 The Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity purposes. The arrangement was initiated pursuant to exemptive relief granted by the Securities and Exchange Commission (the SEC) to allow these affiliated funds to lend money to, and borrow money from, each other, in an attempt to reduce borrowing costs below those of bank loan facilities. The SEC's order requires the Fund's Board of Directors to adopt operating policies and procedures to administer interfund borrowing and lending. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Directors, based upon a recommendation by the Manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the year ended or at December 31, 2003.


                       36 | OPPENHEIMER EQUITY FUND, INC.

INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
 TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF OPPENHEIMER EQUITY FUND, INC.:
 We have audited the accompanying statement of assets and liabilities of Oppenheimer Equity Fund, Inc., formerly Oppenheimer Total Return Fund, Inc., including the statement of investments, as of December 31, 2003, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
    We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Oppenheimer Equity Fund, Inc. as of December 31, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for the periods indicated, in conformity with accounting principles generally accepted in the United States of America.





 DELOITTE & TOUCHE LLP

 Denver, Colorado
 February 12, 2004


                       37 | OPPENHEIMER EQUITY FUND, INC.

FEDERAL INCOME TAX INFORMATION  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 In early 2004, if applicable, shareholders of record received information regarding all dividends and distributions paid to them by the Fund during calendar year 2003. Regulations of the U.S. Treasury Department require the Fund to report this information to the Internal Revenue Service.
    The foregoing information is presented to assist shareholders in reporting distributions received from the Fund to the Internal Revenue Service. Because of the complexity of the federal regulations which may affect your individual tax return and the many variations in state and local tax regulations, we recommend that you consult your tax advisor for specific guidance.




PORTFOLIO PROXY VOTING
POLICIES AND PROCEDURES  UNAUDITED
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
 The Fund has adopted Portfolio Proxy Voting Policies and Procedures under which the Fund votes proxies relating to securities ("portfolio proxies") held by the Fund. A description of the Fund's Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, (ii) on the Fund's website at www.oppenheimerfunds.com, and (iii) on the SEC's website at www.sec.gov. In addition, the Fund will be required to file new Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The first such filing is due no later than August 31, 2004, for the twelve months ended June 30, 2004. Once filed, the Fund's Form N-PX filing will be available (i) without charge, upon request, by calling the Fund toll-free at 1.800.225.5677, and (ii) on the SEC's website at www.sec.gov.


                       38 | OPPENHEIMER EQUITY FUND, INC.

DIRECTORS AND OFFICERS  UNAUDITED
--------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------------------------------------
NAME, POSITION(S) HELD WITH     PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS; OTHER TRUSTEESHIPS/DIRECTORSHIPS HELD BY DIRECTOR;
FUND, LENGTH OF SERVICE, AGE    NUMBER OF PORTFOLIOS IN FUND COMPLEX CURRENTLY OVERSEEN BY DIRECTOR

INDEPENDENT                     The address of each Director in the chart below is 6803 S. Tucson Way, Centennial, CO
DIRECTORS                       80112-3924. Each Director serves for an indefinite term, until his or her resignation, retirement, death or removal.

WILLIAM L. ARMSTRONG,           Chairman of the following private mortgage banking companies: Cherry Creek Mortgage Company
Chairman of the Board           (since 1991), Centennial State Mortgage Company (since 1994), The El Paso Mortgage Company
(since 2003) and                (since 1993), Transland Financial Services, Inc. (since 1997); Chairman of the following
Director (since 1999)           private companies: Great Frontier Insurance (insurance agency) (since 1995), Ambassador Media
Age: 66                         Corporation and Broadway Ventures (since 1984); a director of the following public companies:
                                Helmerich & Payne, Inc. (oil and gas drilling/production company) (since 1992) and
                                UNUMProvident (insurance company) (since 1991). Mr. Armstrong is also a Director/Trustee of
                                Campus Crusade for Christ and the Bradley Foundation. Formerly a director of the following:
                                Storage Technology Corporation (a publicly-held computer equipment company) (1991-February
                                2003), and International Family Entertainment (television channel) (1992-1997), Frontier Real
                                Estate, Inc. (residential real estate brokerage) (1994-1999), and Frontier Title (title insurance agency) (1995-June 1999); a U.S. Senator (January 1979-January 1991). Oversees 38
                                portfolios in the OppenheimerFunds complex.

ROBERT G. AVIS,                 Formerly, Director and President of A.G. Edwards Capital, Inc. (General Partner of private
Director (since 1993)           equity funds) (until February 2001); Chairman, President and Chief Executive Officer of A.G.
Age: 72                         Edwards Capital, Inc. (until March 2000); Vice Chairman and Director of A.G. Edwards, Inc. and
                                Vice Chairman of A.G. Edwards & Sons, Inc. (its brokerage company subsidiary) (until March
                                1999); Chairman of A.G. Edwards Trust Company and A.G.E. Asset Management (investment advisor)
                                (until March 1999); and a Director (until March 2000) of A.G. Edwards & Sons and A.G. Edwards
                                Trust Company. Oversees 38 portfolios in the OppenheimerFunds complex.

GEORGE C. BOWEN,                Formerly (until April 1999): Senior Vice President (from September 1987) and Treasurer (from
Director (since 1997)           March 1985) of the Manager; Vice President (from June 1983) and Treasurer (since March 1985) of
Age: 67                         OppenheimerFunds Distributor, Inc. (a subsidiary of the Manager); Senior Vice President (since
                                February 1992), Treasurer (since July 1991) Assistant Secretary and a director (since December
                                1991) of the Centennial Asset Management Corporation; Vice President (since October 1989) and
                                Treasurer (since April 1986) of HarbourView Asset Management Corporation (an investment advisory subsidiary of the Manager); President, Treasurer and a director (June 1989-January
                                1990) of Centennial Capital Corporation (an investment advisory subsidiary of the Manager);
                                Vice President and Treasurer (since August 1978) and Secretary (since April 1981) of
                                Shareholder Services, Inc. (a transfer agent subsidiary of the Manager); Vice President,
                                Treasurer and Secretary (since November 1989) of Shareholder Financial Services, Inc. (a
                                transfer agent subsidiary of the Manager); Assistant Treasurer (since March 1998) of
                                Oppenheimer Acquisition Corp. (the Manager's parent corporation); Treasurer (since November
                                1989) of Oppenheimer Partnership Holdings, Inc. (a holding company subsidiary of the Manager);
                                Vice President and Treasurer (since July 1996) of Oppenheimer Real Asset Management, Inc. (an
                                investment advisory subsidiary of the Manager); Chief Executive Officer and director (since
                                March 1996) of MultiSource Services, Inc. (a broker-dealer subsidiary of the Manager);
                                Treasurer (since October 1997) of OppenheimerFunds International Ltd. and OppenheimerFunds plc
                                (offshore fund management subsidiaries of the Manager). Oversees 38 portfolios in the
                                OppenheimerFunds complex.








                       39 | OPPENHEIMER EQUITY FUND, INC.

DIRECTORS AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


EDWARD L. CAMERON,              A member of The Life Guard of Mount Vernon, George Washington's home (since June 2000).
Director (since 1999)           Formerly (March 2001 - May 2002) Director of Genetic ID, Inc. and its subsidiaries (a privately
Age: 65                         held biotech company); a partner with PricewaterhouseCoopers LLP (from 1974-1999) (an accounting firm) and Chairman (from 1994-1998), Price Waterhouse LLP Global Investment
                                Management Industry Services Group. Oversees 38 portfolios in the OppenheimerFunds complex.

JON S. FOSSEL,                  Chairman and Director (since 1998) of Rocky Mountain Elk Foundation (a not-for-profit
Director (since 1990)           foundation); and a director (since October 1999) of P.R. Pharmaceuticals (a privately held
Age: 61                         company) and UNUMProvident (an insurance company) (since June 1, 2002). Formerly Chairman and a director (until October 1996) and President and Chief Executive Officer (until October 1995) of the Manager; President, Chief Executive Officer and a director of Oppenheimer Acquisition
                                Corp., Shareholders Services Inc. and Shareholder Financial Services, Inc. (until October
                                1995). Oversees 38 portfolios in the OppenheimerFunds complex.

SAM FREEDMAN,                   Director of Colorado Uplift (a non-profit charity (since September 1984). Formerly (until
Director (since 1996)           October 1994) Mr. Freedman held several positions in subsidiary or affiliated companies of the
Age: 63                         Manager. Oversees 38 portfolios in the OppenheimerFunds complex.

BEVERLY L. HAMILTON,            Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Director (since 2002)           (open-end investment companies); Director of MML Services (since April 1987) and America Funds
Age: 57                         Emerging Markets Growth Fund (since October 1991) (both are investment companies), The
                                California Endowment (a philanthropy organization) (since April 2002), and Community Hospital of Monterey Peninsula, (since February 2002); a trustee (since February 2000) of Monterey
                                International Studies (an educational organization), and an advisor to Unilever (Holland)'s pension fund and to Credit Suisse First Boston's Sprout venture capital unit. Mrs. Hamilton also is a member of the investment committees of the Rockefeller Foundation, the University of
                                Michigan and Hartford Hospital. Formerly, President (February 1991-April 2000) ARCO Investment
                                Management Company. Oversees 37 portfolios in the OppenheimerFunds complex.

ROBERT J. MALONE,               Chairman and CEO (since 2003) of Steele Street State Bank (a commercial banking entity);
Director (since 2002)           Director (since 2001) of Jones Knowledge, Inc. (a privately held company), U.S. Exploration,
Age: 59                         Inc., (since 1997), Colorado UpLIFT (a non-profit organization) (since 1986) and a trustee of the Gallagher Family Foundation (non-profit organization) (since 2000). Formerly, Chairman of
                                U.S. Bank (a subsidiary of U.S. Bancorp and formerly Colorado National Bank,) (July 1996-April
                                1, 1999) and a director of Commercial Assets, Inc. (a REIT) (1993-2000). Oversees 37 portfolios in the OppenheimerFunds complex.

F. WILLIAM MARSHALL, JR.,       Trustee (since 1996) of MassMutual Institutional Funds and of MML Series Investment Fund
Director (since 2000)           (open-end investment companies); Trustee (since 1987), Chairman of the Board (since 2003) and
Age: 61                         Chairman of the investment committee (since 1994) for the Worcester Polytech Institute;
                                President and Treasurer (since January 1999) of the SIS Fund (a private not for profit charitable fund); Trustee (since 1995) of the Springfield Library and Museum Association;
                                Trustee (since 1996) of the Community Music School of Springfield. Formerly, member of the investment committee of the Community Foundation of Western Massachusetts (1998 - 2003);
                                Chairman (January 1999-July 1999) of SIS & Family Bank, F.S.B. (formerly SIS Bank); President,
                                Chief Executive Officer and Director (May 1993-December 1998) of SIS Bankcorp, Inc. and SIS
                                Bank (formerly Springfield Institution for Savings) and Executive Vice President (January
                                1999-July 1999) of Peoples Heritage Financial Group, Inc. Oversees 38 portfolios in the
                                OppenheimerFunds complex.






                       40 | OPPENHEIMER EQUITY FUND, INC.

------------------------------------------------------------------------------------------------------------------------------------
INTERESTED DIRECTOR             THE ADDRESS OF MR. MURPHY IN THE CHART BELOW IS TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET,
AND OFFICER                     NEW YORK, NY 10281-1008. MR. MURPHY SERVES FOR AN INDEFINITE TERM, UNTIL HIS RESIGNATION, DEATH
                                OR REMOVAL.

JOHN V. MURPHY,                 Chairman, Chief Executive Officer and director (since June 2001) and President (since September
President and Director          2000) of the Manager; President and a director or trustee of other Oppenheimer funds; President
(since October 2001)            and a director (since July 2001) of Oppenheimer Acquisition Corp. and of Oppenheimer
Age: 54                         Partnership Holdings, Inc.; a director (since November 2001) of OppenheimerFunds Distributor,
                                Inc.; Chairman and a director (since July 2001) of Shareholder Services, Inc. and of
                                Shareholder Financial Services, Inc.; President and a director (since July 2001) of
                                OppenheimerFunds Legacy Program (a charitable trust program established by the Manager); a director of the following investment advisory subsidiaries of OppenheimerFunds, Inc.: OFI
                                Institutional Asset Management, Inc. and Centennial Asset Management Corporation (since
                                November 2001), HarbourView Asset Management Corporation and OFI Private Investments, Inc.
                                (since July 2001); President (since November 1, 2001) and a director (since July 2001) of
                                Oppenheimer Real Asset Management, Inc.; a director (since November 2001) of Trinity Investment
                                Management Corp. and Tremont Advisers, Inc. (investment advisory affiliates of the Manager);
                                Executive Vice President (since February 1997) of Massachusetts Mutual Life Insurance Company
                                (the Manager's parent company); a director (since June 1995) of DLB Acquisition Corporation (a holding company that owns shares of David L. Babson & Company, Inc.); formerly, Chief Operating
                                Officer (September 2000-June 2001) of the Manager; President and trustee (November
                                1999-November 2001) of MML Series Investment Fund and MassMutual Institutional Funds (open-end investment companies); a director (September 1999-August 2000) of C.M. Life Insurance Company;
                                President, Chief Executive Officer and director (September 1999-August 2000) of MML Bay State
                                Life Insurance Company; a director (June 1989-June 1998) of Emerald Isle Bancorp and Hibernia
                                Savings Bank (a wholly-owned subsidiary of Emerald Isle Bancorp). Oversees 72 portfolios as a
                                Director/Officer and 10 portfolios as an Officer in the OppenheimerFunds complex.

------------------------------------------------------------------------------------------------------------------------------------
OFFICERS                        THE ADDRESS OF THE OFFICERS IN THE CHART BELOW IS AS FOLLOWS: FOR MESSRS. LEAVY, GILSTON AND
                                ZACK, TWO WORLD FINANCIAL CENTER, 225 LIBERTY STREET, NEW YORK, NY 10281-1008, FOR MR. WIXTED,
                                6803 S. TUCSON WAY, CENTENNIAL, CO 80112-3924. EACH OFFICER SERVES FOR AN ANNUAL TERM OR UNTIL
                                HIS OR HER EARLIER RESIGNATION, DEATH OR REMOVAL.

CHRISTOPHER LEAVY,              Senior Vice President (since September 2000) of the Manager; prior to joining the Manager in
Vice President (since 2000)     September 2000, he was a portfolio manager of Morgan Stanley Dean Witter Investment Management
Age: 32                         (from 1997) prior to which he was a portfolio manager and equity analyst of Crestar Asset
                                Management (from 1995). An officer of 5 portfolios in the OppenheimerFunds complex.

ALAN GILSTON,                   Vice President of the Manager (since September 1997); an officer of 2 portfolios in the
Vice President (since 1997)     OppenheimerFunds complex. Formerly a Vice President and portfolio manager at Schroder Capital
Age: 45                         Management International, Inc. (August 1987 - September 1997).










                       41 | OPPENHEIMER EQUITY FUND, INC.

DIRECTORS AND OFFICERS  UNAUDITED / CONTINUED
--------------------------------------------------------------------------------


BRIAN W. WIXTED,                Senior Vice President and Treasurer (since March 1999) of the Manager; Treasurer (since March
Treasurer (since 1999)          1999) of HarbourView Asset Management Corporation, Shareholder Services, Inc., Oppenheimer Real
Age: 44                         Asset Management Corporation, Shareholder Financial Services, Inc., Oppenheimer Partnership
                                Holdings, Inc., OFI Private Investments, Inc. (since March 2000), OppenheimerFunds
                                International Ltd. and OppenheimerFunds plc (offshore fund management subsidiaries of the
                                Manager) (since May 2000) and OFI Institutional Asset Management, Inc. (since November 2000);
                                Treasurer and Chief Financial Officer (since May 2000) of OFI Trust Company (a trust company subsidiary of the Manager); Assistant Treasurer (since March 1999) of Oppenheimer Acquisition
                                Corp. and OppenheimerFunds Legacy Program (since April 2000); formerly Principal and Chief
                                Operating Officer (March 1995-March 1999), Bankers Trust Company-Mutual Fund Services Division.
                                An officer of 82 portfolios in the OppenheimerFunds complex.

ROBERT G. ZACK,                 General Counsel (since November 2001) of the Manager; Executive Vice President (since January
Vice President and Secretary    2004) and General Counsel (since February 2002) of OppenheimerFunds, Inc.; General Counsel and
(since 2001)                    a director (since November 2001) of OppenheimerFunds Distributor, Inc.; Senior Vice President
Age: 55                         and General Counsel (since November 2001) of HarbourView Asset Management Corporation; Vice
                                President and a director (since November 2000) of Oppenheimer Partnership Holdings, Inc.;
                                Senior Vice President, General Counsel and a director (since November 2001) of Shareholder
                                Services, Inc., Shareholder Financial Services, Inc., OFI Private Investments, Inc., OFI Trust
                                Company and OFI Institutional Asset Management, Inc.; a director (since November 2001) of
                                Oppenheimer Real Asset Management, Inc.; Assistant Secretary and a director (since November
                                2001) of OppenheimerFunds International Ltd.; Vice President (since November 2001) of
                                OppenheimerFunds Legacy Program; Secretary (since November 2001) of Oppenheimer Acquisition
                                Corp.; formerly Senior Vice President (May 1985-January 2004), Acting General Counsel (November
                                2001-February 2002) and Associate General Counsel (May 1981-October 2001) of the Manager;
                                Assistant Secretary of Shareholder Services, Inc. (May 1985-November 2001), Shareholder
                                Financial Services, Inc. (November 1989- November 2001); OppenheimerFunds International Ltd.
                                and OppenheimerFunds plc (October 1997-November 2001). An officer of 82 portfolios in the
                                OppenheimerFunds complex.








THE FUND'S STATEMENT OF ADDITIONAL INFORMATION CONTAINS ADDITIONAL INFORMATION ABOUT THE FUND'S DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST.

                       42 | OPPENHEIMER EQUITY FUND, INC.

ITEM 2.  CODE OF ETHICS

         The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller or persons performing similar functions.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT


         The Board of Directors of the Fund has determined that Edward L. Cameron, the Chairman of the Board's Audit Committee, and George C. Bowen, a member of the Board's Audit Committee, possess the technical attributes identified in Instruction 2(b) of Item 3 to Form N-CSR to qualify as "audit committee financial experts," and has designated Messrs. Cameron and Bowen as the Audit Committee's financial experts. Messrs. Cameron and Bowen are "independent" Directors pursuant to paragraph (a)(2) of Item 3 to Form N-CSR.


ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)      Audit Fees

              The principal accountant for the audit of the registrant's annual financial statements billed $34,500 in fiscal 2003 and $33,500 in fiscal 2002.

         (b)  Audit-Related Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $75,000 in fiscal 2003 and $65,000 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: due diligence related to mergers and acquisitions, accounting consultations and audits in connection with acquisitions, internal control reviews and consultation concerning financial accounting and reporting standards.

         (c)  Tax Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $11,600 in fiscal 2003 and $6,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include, among others: tax compliance, tax planning and tax advice. Tax compliance generally involves preparation of original and amended tax returns, claims for a refund and tax payment-planning services. Tax planning and tax advice includes assistance with tax audits and appeals, tax advice related to mergers and acquisitions and requests for rulings or technical advice from taxing authorities.

         (d)  All Other Fees

              The principal accountant for the audit of the registrant's annual financial statements billed no such fees to the registrant during the last two fiscal years.

              The principal accountant for the audit of the registrant's annual financial statements billed $0 in fiscal 2003 and $3,500 in fiscal 2002 to the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

              Such fees would include services provided to the registrant's Board of Trustees with respect to the annual renewal of the registrant's investment advisory agreement.

         (e) (1) During its regularly scheduled periodic meetings, the registrant's audit committee will pre-approve all audit, audit-related, tax and other services to be provided by the principal accountants of the registrant.

              The audit committee has delegated pre-approval authority to its Chairman for any subsequent new engagements that arise between regularly scheduled meeting dates provided that any fees such pre-approved are presented to the audit committee at its next regularly scheduled meeting.

              Pre-approval of non-audit services is waived provided that: 1) the aggregate amount of all such services provided constitutes no more than five percent of the total amount of fees paid by the registrant to it principal accountant during the fiscal year in which services are provided 2) such services were not recognized by the registrant at the time of engagement as non-audit services and 3) such services are promptly brought to the attention of the audit committee of the registrant and approved prior to the completion of the audit.

              (2) 100%

         (f)  Not applicable as less than 50%.

         (g) The principal accountant for the audit of the registrant's annual financial statements billed $86,600 in fiscal 2003 and $75,000 in fiscal 2002 to the registrant and the registrant's investment adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant related to non-audit fees. Those billings did not include any prohibited non-audit services as defined by the Securities Exchange Act of 1934.

         (h) The registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph
              (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal account's independence. No such services were rendered.

ITEM 5.  NOT APPLICABLE

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  NOT APPLICABLE

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

         Not applicable for fiscal periods ending December 31, 2003.

ITEM 10.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940 (17 CFR 270.30a-2(c)) as of December 31, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

          (b) There have been no significant changes in registrant's internal controls over financial reporting that occurred during the registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11.  EXHIBITS.

(A) EXHIBIT ATTACHED HERETO. (ATTACH CODE OF ETHICS AS EXHIBIT)

(B) EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)